WILMINGTON FUNDS

100 East Pratt Street, 17th floor

Baltimore, Maryland 21202

                                               April 12, 2012

Filing Desk

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Wilmington Funds (the “Registrant”)

File No. 33-20673; 811-5514

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated April 2, 2012 to the Prospectus dated December 30, 2011, relating to the Wilmington Small-Cap Strategy Fund series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on April 2, 2012 (Accession Number: 0001193125-12-150196).

Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

Very truly yours,

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth Secretary of the Wilmington Funds

cc:	Alison Fuller, Stradley Ronon Stevens & Young, LLP

Jeff Seling, Wilmington Trust Investment Advisors, Inc.